Financial Risk Management - Additional Information (Detail) ₺ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TRY (₺)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TRY (₺)
Statement [line items]
Guarantees outstanding | ₺	₺ 3,952,782		₺ 6,430,010
Demand deposits | ₺	₺ 2,184,052		₺ 5,002,305
Floating rate debt [member]
Statement [line items]
Nominal amount		$ 236,361
Borrowings interest rate basis	6-month USD LIBOR
Floating rate debt [member] | Participating cross currency swap contracts [member]
Statement [line items]
Nominal amount		294,075
Floating rate debt [member] | Participating cross currency swap contracts [member] | Cash flow hedges [member]
Statement [line items]
Nominal amount		$ 194,837